SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 1.23	$ 1.00	$ 1.00
Number Outstanding	2,585,000	2,360,000	1,882,500
Number Exercisable	2,096,111	1,204,444
Stock Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 1.00
Number Outstanding	2,285,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 10 months 24 days
Number Exercisable	1,796,111	1,204,444
Stock Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise Price	$ 3.00
Number Outstanding	300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 10 months 24 days
Number Exercisable	300,000